Concentrations, Risks and Uncertainties - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)
	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Customer A [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues	$ 965,210
Sales revenues, percentage	99.00%
Third-Party Customers [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues	$ 965,210
Sales revenues, percentage	99.00%